     As filed with the Securities and Exchange Commission on April 23, 2004
                         File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 53                                   [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 55                                                  [X]


                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                 Randall W. Merk
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                         Copies of communications to:
Richard W. Grant, Esq.      John M. Loder, Esq.      Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray             Charles Schwab Investment
1701 Market Street          One International Place  Management, Inc.
Philadelphia, PA 19103      Boston, MA 02110-2624    101 Montgomery Street
                                                     120KNY-14-109
                                                     San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box):

      / /  Immediately upon filing pursuant to paragraph (b)

      /_/  On (date) pursuant to paragraph (b)

      /_/  60 days after filing pursuant to paragraph (a)(1)

      /X/  On July 9, 2004, pursuant to paragraph (a)(1)

      / /  75 days after filing pursuant to paragraph (a)(2)

      / / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:

      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Schwab Advisor Cash Reserves(TM)
Sweep Investments(TM)

PROSPECTUS
Enclosed

You could have received this document via email.
Save paper. Sign up for electronic delivery at WWW.SCHWAB.COM/EDELIVERY.

[CHARLES SCHWAB LOGO]

Schwab Advisor Cash Reserves
Sweep Investments(TM)

PROSPECTUS
July 9, 2004

Schwab Advisor Cash Reserves - Sweep Shares
                                Premier Sweep Shares

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

[CHARLES SCHWAB LOGO]

SCHWAB ADVISOR CASH RESERVES SWEEP INVESTMENTS(TM)

      ABOUT THE FUND

        Schwab Advisor Cash Reserves .......................................   2

        Fund management ....................................................

      INVESTING IN THE FUND

        Buying/selling shares ..............................................  16

        Selling/exchanging shares ..........................................  17

        Transaction policies ...............................................  18

        Dividends and taxes ................................................  19

            ABOUT THE FUND

The Schwab Advisor Cash Reserves seeks to provide a high current yield while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

The fund invests exclusively in money market investments.

The fund is designed for use as Sweep Investments(TM), in conjunction with certain Schwab accounts. Customers who qualify can designate this fund as their account's sweep fund.

Schwab Advisor Cash Reserves
TICKER SYMBOLS       SWEEP SHARES: __________  PREMIER SWEEP SHARES: __________

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by U.S. and foreign issuers, such as:

- commercial paper, including asset-backed commercial paper and promissory notes

-  certificates of deposit and time deposits

-  variable- and floating-rate debt securities

-  bank notes and bankers' acceptances

-  repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund may be appropriate for investors interested in competitive money market returns.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Because this fund is a new fund, no performance figures are given. Performance information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE  (%)                                          Sweep         Premier
                                                        Shares      Sweep Shares

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                        None           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                         ___            ___
Distribution (12b-1) fees                               None           None
Other expenses                                          ___            ___
Total annual operating expenses                         ___            ___


Expense reduction                                      (___)          (___)
NET OPERATING EXPENSES*                                 ___


* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes, and certain non-routine expenses) of the Sweep Shares and Premier Sweep Shares will not exceed X.XX% and X.XX%, respectively, through 4/29/06. Through XX/XX/04, the investment adviser and Schwab have also guaranteed to waive fees and reimburse expenses, if necessary, so that the fund's share classes' net 7-day yields are greater than the net 7-day yield of the Schwab Money Market Fund. The investment adviser and Schwab will not waive fees or reimburse expenses in an amount greater than the amount necessary to reduce the fund's total operation expenses to zero. The Schwab Money Market Fund's current net 7-day yield is available at www.schwab.com/schwabfunds.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                                                            1 year      3 years
                                                            ------      -------
Sweep Shares                                                 $___        $___
Premier Sweep Shares                                         $___        $___

To obtain the current seven-day yield, clients of Investment Advisors should contact their Investment Advisor. Other clients should call 1-800-435-4000. or visit www.schwab.com/schwabfunds.

            FUND MANAGEMENT

The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $___ billion under management.

            The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than __ million shareholder accounts. (All figures on this page are as of __/__/__).

            As the investment adviser, the firm oversees the asset management and administration of the Schwab Advisor Cash Reserves. As compensation for these services, the firm is entitled to receive a management fee from the fund. This fee is calculated as follows:
            0.38% of the first $1 billion, 0.35% of more than $1 billion but not exceeding $10 billion, 0.32% of more than $10 billion but not exceeding $20 billion, 0.30% of more than $20 billion but not exceeding $40 billion, 0.27% over $40 billion.

            INVESTING IN THE FUND

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. The fund is designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time. For more information regarding whether the fund is available through your account, please refer to your Disclosure Statement for Schwab Cash Features.

When you designate this fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

Schwab is seeking investors for the fund during an initial offering period. As of the date of this prospectus, Schwab anticipates that this period will begin on _______, 2004, and end on _______, 2004, although the period may be extended or otherwise changed. Payment for shares of the fund will not be accepted until the completion of the initial offering period. Orders received after the initial offering period will be executed at the next share price calculated for the fund.

If you have questions, please contact your Investment Advisor or your Signature Services Service Alliance(TM) team at 1-800-515-2157. Other clients should call 1-800-435-4000 or visit www.schwab.com.

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

-  A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other Schwab Sweep Investments(TM) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

WHEN PLACING ORDERS

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

---------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if your Schwab account is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.

- To automatically redeem your shares if your Schwab account is no longer eligible for the fund.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect the fund's operations and orders that appear to be associated with short-term trading activities.

-  To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

-  To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally don't receive that day's dividend, but those accepted after the close of a fund generally do.

The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends in cash or fund shares to its shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, THE FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES


TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus. For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab Advisor Cash Reserves(TM) --
Sweep Investments(TM)     811-5954

REG271000FLD

Schwab Advisor Cash Reserves(TM)
Sweep Investments(TM)

PROSPECTUS
July 9, 2004

[CHARLES SCHWAB LOGO]

NOTES


TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus. For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab Advisor Cash Reserves --
Sweep Investments(TM)     811-5954

Schwab Advisor Cash Reserves
Sweep Investments(TM)

PROSPECTUS
July 9, 2004

[CHARLES SCHWAB LOGO]

REG271000FLT

Schwab Cash Reserves
Sweep Investments(TM)

PROSPECTUS
Enclosed

You could have received this document via email.
Save paper. Sign up for electronic delivery at WWW.SCHWAB.COM/EDELIVERY.

[CHARLES SCHWAB LOGO]

Schwab Cash Reserves
Sweep Investments(TM)

PROSPECTUS
July 9, 2004

Schwab Cash Reserves

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

[CHARLES SCHWAB LOGO]

SCHWAB CASH RESERVES SWEEP INVESTMENTS(TM)

      ABOUT THE FUND

        Schwab Cash Reserves ...............................................   2

        Fund management ....................................................

      INVESTING IN THE FUND

        Buying/selling shares ..............................................  16

        Selling/exchanging shares ..........................................  17

        Transaction policies ...............................................  18

        Dividends and taxes ................................................  19

            ABOUT THE FUND

The Schwab Cash Reserves seeks to provide a high current yield while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

The fund invests exclusively in money market investments.

The fund is designed for use as Sweep Investments(TM), in conjunction with certain Schwab accounts. Customers who qualify can designate this fund as their account's sweep fund.

Schwab Cash Reserves
TICKER SYMBOL:

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS issued by U.S. and foreign issuers, such as:

- commercial paper, including asset-backed commercial paper and promissory notes

-  certificates of deposit and time deposits

-  variable- and floating-rate debt securities

-  bank notes and bankers' acceptances

-  repurchase agreements

- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund may be appropriate for investors interested in competitive money market returns.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) are supported by the limited lines of credit their issuers maintain with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Because this fund is a new fund, no performance figures are given. Performance information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE  (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                             ___
Distribution (12b-1) fees                                                  None
Other expenses                                                              ___
                                                                         -------
Total annual operating expenses                                             ___

Expense reduction                                                          (___)
                                                                         -------
NET OPERATING EXPENSES*                                                     ___
                                                                         =======


* Schwab and the investment adviser have guaranteed that "net operating expenses" excluding interest , taxes, and certain non-routine expenses) will not exceed X.XX% through 4/29/06. Through XX/XX/04, the investment adviser and Schwab have also guaranteed to waive fees and reimburse expenses, if necessary, so that the fund's net 7-day yield is greater than the net 7-day yield of the Schwab Money Market Fund. The investment adviser and Schwab will not waive fees or reimburse expenses in an amount greater than the amount necessary to reduce the fund's total operation expenses to zero. The Schwab Money Market Fund's current net 7-day yield is available at www.schwab.com/schwabfunds.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

1 year   3 years
------   -------
$---     $---

Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

            FUND MANAGEMENT

The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $___ billion under management.

            The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than __ million shareholder accounts. (All figures on this page are as of __/__/__).

            As the investment adviser, the firm oversees the asset management and administration of the Schwab Cash Reserves. As compensation for these services, the firm is entitled to receive a management fee from the fund. As the investment adviser, the firm oversees the asset management and administration of the Schwab Cash Reserves. As compensation for these services, the firm is entitled to receive a management fee from the fund. This fee is calculated as follows:
            0.38% of the first $1 billion, 0.35% of more than $1 billion but not exceeding $10 billion, 0.32% of more than $10 billion but not exceeding $20 billion, 0.30% of more than $20 billion but not exceeding $40 billion, 0.27% over $40 billion.

            INVESTING IN THE FUND

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. The fund is designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time. For more information regarding whether the fund is available through your account, please refer to your Disclosure Statement for Schwab Cash Features.

When you designate this fund as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

Schwab is seeking investors for the fund during an initial offering period. As of the date of this prospectus, Schwab anticipates that this period will begin on _______, 2004, and end on _______, 2004, although the period may be extended or otherwise changed. Payment for shares of the fund will not be accepted until the completion of the initial offering period. Orders received after the initial offering period will be executed at the next share price calculated for the fund.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

-  A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other Schwab Sweep Investments(TM) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

WHEN PLACING ORDERS

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if your Schwab account is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.

- To automatically redeem your shares if your Schwab account is no longer eligible for the fund.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect the fund's operations and orders that appear to be associated with short-term trading activities.

-  To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

-  To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally don't receive that day's dividend, but those accepted after the close of a fund generally do.

The fund value its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends in cash or fund shares to its shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gains.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, THE FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES


TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus. For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab Cash Reserves --
Sweep Investments(TM)     811-5954

REG27099FLD

Schwab Cash Reserves
Sweep Investments(TM)

PROSPECTUS
July 9, 2004

[CHARLES SCHWAB LOGO]

NOTES


TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus. For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab Cash Reserves --
Sweep Investments(TM)     811-5954

Schwab Cash Reserves
Sweep Investments(TM)

PROSPECTUS
July 9, 2004

[CHARLES SCHWAB LOGO]

REG27099FLT

                       STATEMENT OF ADDITIONAL INFORMATION

















   SCHWAB RETIREMENT MONEY FUND(R)            SCHWAB MONEY MARKET FUND
  SCHWAB RETIREMENT ADVANTAGE MONEY          SCHWAB GOVERNMENT MONEY FUND
               FUND(R)                     SCHWAB U.S. TREASURY MONEY FUND
   SCHWAB GOVERNMENT CASH RESERVES               SCHWAB CASH RESERVES
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
          - INVESTOR SHARES                 SCHWAB ADVISOR CASH RESERVES -
SCHWAB VALUE ADVANTAGE MONEY FUND(R)        SWEEP SHARES AND PREMIER SWEEP
  - INSTITUTIONAL SHARES AND SELECT                     SHARES
              SHARES(R)



                                 APRIL 29, 2004



                             AS AMENDED JULY 9, 2004



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus dated April 29, 2004 (as amended from time to time).



To obtain a free copy of a prospectus, please contact SchwabFunds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812 Englewood, Colorado 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.



The most recent annual reports for the funds are separate documents supplied with the SAI and include the funds' audited financial statements, which are incorporated by reference into this SAI.



Each fund is a series of The Charles Schwab Family of Funds (the Trust). The Trust and Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the SchwabFunds.



Prior to April 29, 2004, the Schwab Retirement Advantage Money Fund was named the Schwab Institutional Advantage Money Fund(R).


                                TABLE OF CONTENTS


                                                                       Page

INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS...........................................        __

MANAGEMENT OF THE FUNDS.........................................        __

DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES...............        __

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............        __

INVESTMENT ADVISORY AND OTHER SERVICES..........................        __

BROKERAGE ALLOCATION AND OTHER PRACTICES........................        __

DESCRIPTION OF THE TRUST........................................        __

PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS...........................................        __

TAXATION........................................................        __

APPENDIX - RATINGS OF INVESTMENT SECURITIES.....................        __

                  INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES,
                        SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES



Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Government Cash Reserves, Schwab Money Market Fund, Schwab Value Advantage Money Fund, Schwab Retirement Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab Cash Reserves and Schwab Advisor Cash Reserves seek the highest current income consistent with stability of capital and liquidity.


Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.


A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund.


The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of its money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                              INVESTMENT STRATEGIES


Under normal circumstances, the Schwab U.S. Treasury Money Fund will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes and bonds. The fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of this policy, net assets means net assets plus any borrowings for investment purposes.



Under normal circumstances, each of the Schwab Government Money Fund and Schwab Government Cash Reserves will invest at least 80% of its net assets in U.S. government securities including repurchase agreements that are fully collateralized by U.S. government securities. Each fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of each policy, net assets means net assets plus any borrowings for investment purposes.

Each of the Schwab Money Market Fund, Schwab Value Advantage Money Fund, Schwab Retirement Advantage Money Fund, the Schwab Retirement Money Fund, Schwab Cash Reserves and the Schwab Advisor Cash Reserves seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.


Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to less than 25% of its net assets.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.


BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. A fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. However, the funds, except for the Schwab U.S. Treasury Money Fund, Schwab Government Money Fund and Schwab Government Cash Reserves, reserve the freedom of action to invest up to 100% of their assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the funds have determined to be subject to the same regulation as U.S. banks).

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company and is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.




ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING allows the funds to borrow money from and/or lend money to other SchwabFunds(R). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.


LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.

A fund may lend portfolio securities to qualified broker-dealers or other institutional investors provided that: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. Each Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations

(NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.


Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.


REPURCHASE AGREEMENTS involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the funds could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.


REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. If a fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund's portfolio securities.


SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the SchwabFunds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.


TEMPORARY DEFENSIVE INVESTMENTS. During unusual market conditions, the Schwab U.S. Treasury Money Fund may make investments that are not exempt from state and local income taxes as a temporary defensive measure.



U.S. GOVERNMENT SECURITIES. Many of the U.S. government securities that the funds may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause fund's share price or yield to fall.



U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY A VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING SHARES.


SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND, SCHWAB RETIREMENT ADVANTAGE MONEY FUND, SCHWAB RETIREMENT MONEY FUND, SCHWAB CASH RESERVES AND SCHWAB ADVISOR CASH RESERVES MAY NOT:


(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(8) Purchase securities or make investments other than in accordance with its investment objectives and policies.

SCHWAB U.S. TREASURY MONEY FUND MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

SCHWAB GOVERNMENT CASH RESERVES MAY NOT:

(1) Purchase securities of any issuer unless consistent with its status as a diversified investment management company as defined by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Concentrate investments in a particular industry or group of industries, or within one state, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) MAY NOT:

(1) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.


Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the diversification requirements set forth above.


Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(2) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(3)   Invest more than 10% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(6) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(7) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(8) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS


Each fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.


Certain trustees are "interested persons." A trustee may be considered an interested person of the trust under the 1940 Act if he or she is an officer, director, or employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.


Each of the below referenced officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, which, as of April 29, 2004, included 49 funds. On January 30, 2004, CSIM became the investment adviser of the Laudus Trust and the Laudus Variable Insurance Trust (the SchwabFunds, Laudus Trust and Laudus Variable Insurance Trust are collectively referred to herein as the "fund complex"). As of April 29, 2004, the fund complex consisted of 61 funds. Ms. Byerwalter and Messrs. Hasler and Lyons also serve as trustees for the Laudus Trust and Laudus Variable Insurance Trust. The address of each individual listed below is 101 Montgomery Street, San Francisco, California 94104.


Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

[THE SECTION BELOW WILL BE UPDATED]

NAME AND DATE       POSITION(S)  TERM OF        PRINCIPAL             OTHER
OF BIRTH            WITH THE    OFFICE AND     OCCUPATIONS        DIRECTORSHIPS
                    TRUST       LENGTH OF      DURING THE
                                  TIME         PAST FIVE
                                SERVED 2         YEARS

                                 INDEPENDENT TRUSTEES

DONALD F.           Trustee     Trustee of     Chief
DORWARD                         The            Executive
September 23,                   Charles        Officer,
1931                            Schwab         Dorward &
                                Family of      Associates
                                Funds          (corporate
                                since 1989.    management,
                                               marketing and
                                               communications
                                               consulting
                                               firm).  From
                                               1996 to 1999,
                                               Executive
                                               Vice
                                               President and
                                               Managing
                                               Director,
                                               Grey
                                               Advertising.

ROBERT G. HOLMES    Trustee     Trustee of     Chairman,
May 15, 1931                    The            Chief
                                Charles        Executive
                                Schwab         Officer and
                                Family of      Director,
                                Funds          Semloh
                                since 1989.    Financial,
                                               Inc.
                                               (international
                                               financial
                                               services and
                                               investment
                                               advisory
                                               firm).



2 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

DONALD R.           Trustee     Trustee of     Managing
STEPHENS                        The            Partner, D.R.
June 28, 1938                   Charles        Stephens &
                                Schwab         Company
                                Family of      (investments).
                                Funds          Prior to
                                since 1989.    1996,
                                               Chairman and
                                               Chief
                                               Executive
                                               Officer of
                                               North
                                               American
                                               Trust (real
                                               estate
                                               investment
                                               trust).

MICHAEL W.          Trustee     Trustee of     Chairman and
WILSEY                          The            Chief
August 18, 1943                 Charles        Executive
                                Schwab         Officer,
                                Family of      Wilsey
                                Funds          Bennett, Inc.
                                since 1989.    (truck and
                                               air
                                               transportation,
                                               real estate
                                               investment
                                               and
                                               management,
                                               and
                                               investments).

MARIANN             Trustee     Trustee of     Chairman of        Ms. Byerwalter
BYERWALTER                      The            JDN Corporate      is on the Board
August 13, 1960                 Charles        Advisory           of Stanford
                                Schwab         LLC.  From         University,
                                Family of      1996 to 2001,      America First
                                Funds          Ms.                Companies,
                                since 2000.    Byerwalter         Omaha, NE
                                               was the Vice       (venture
                                               President for      capital/fund
                                               Business           management),
                                               Affairs and        Redwood Trust,
                                               Chief              Inc. (mortgage
                                               Financial          finance),
                                               Officer of         Stanford
                                               Stanford           Hospitals and
                                               University         Clinics, SRI
                                               and, in 2001,      International
                                               Special            (research), PMI
                                               Advisor to         Group, Inc.
                                               the President      (mortgage
                                               of Stanford        insurance),
                                               University. 3      Lucile Packard
                                                                  Children's
                                                                  Hospital, and
                                                                  in 2004, Laudus
                                                                  Trust and
                                                                  Laudus Variable
                                                                  Insurance
                                                                  Trust; Director
                                                                  until 2002,
                                                                  LookSmart, Ltd.
                                                                  (an Internet
                                                                  infrastructure
                                                                  company).



3 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

WILLIAM A.           Trustee     Trustee of    Co-Chief           Mr. Hasler is
HASLER                           The           Executive          on the Board of
November 22,                     Charles       Officer,           Airlease Ltd.
1941                             Schwab        Aphton             (aircraft
                                 Family of     Corporation        leasing),
                                 Funds         (bio-pharmaceut-   Mission West
                                 since 2000.   icals).            Properties
                                               Prior to           (commercial
                                               August 1998,       real estate),
                                               Mr. Hasler         Stratex Corp.
                                               was Dean of        (a network
                                               the Haas           equipment
                                               School of          corporation),
                                               Business at        Solectron
                                               the                Corporation
                                               University of      where he is
                                               California,        also
                                               Berkeley           Non-Executive
                                               (higher            Chairman
                                               education).        (manufacturing),
                                                                  and in 2004,
                                                                  Laudus Trust
                                                                  and Laudus
                                                                  Variable
                                                                  Insurance
                                                                  Trust.  Mr.
                                                                  Hasler is also
                                                                  the Public
                                                                  Governor and
                                                                  member of the
                                                                  Executive
                                                                  Committee for
                                                                  Pacific Stock &
                                                                  Options
                                                                  Exchange.
                                                                  Until 2004, Mr.
                                                                  Hasler was on
                                                                  the Board of
                                                                  Tenera, Inc.
                                                                  (services and
                                                                  software).

GERALD B. SMITH      Trustee     Trustee of    Since 1990,        Mr. Smith is
September 28,                    The           Chairman and       also on the
1950                             Charles       Chief              Board of
                                 Schwab        Executive          Directors of
                                 Family of     Officer and        Rorento N.V.
                                 Funds         founder of         (investments -
                                 since 2000.   Smith Graham       Netherlands)
                                               & Co.              and Cooper
                                               (investment        Industries
                                               advisors).         (electrical
                                                                  products, tools and
                                                                  hardware), and is a
                                                                  member of the audit
                                                                  committee of Northern
                                                                  Border Partners, L.P.
                                                                  (energy); Director until
                                                                  2002, Pennzoil Quaker
                                                                  State Company (oil and
                                                                  gas).

                               INTERESTED TRUSTEES


CHARLES R.          Chairman     Chairman      Chairman, The      Director, The
SCHWAB 3            and Trustee  and           Charles            Gap, Inc. (a
July 29, 1937                    Trustee of    Schwab             clothing
                                 The           Corporation;       retailer),
                                 Charles       Charles            Siebel Systems
                                 Schwab        Schwab & Co.,      (a software
                                 Family of     Inc., Charles      company) and
                                 Funds         Schwab             Xign, Inc. (a
                                 since 1989.   Investment         developer of
                                               Management,        electronic
                                               Inc.; Charles      payment
                                               Schwab             systems);
                                               Holdings           Trustee,
                                               (UK); Chief        Stanford
                                               Executive          University,
                                               Officer and        since 1993;
                                               Director,          Director until
                                               Schwab             January 1999,
                                               Holdings,          Schwab
                                               Inc.;              Retirement Plan
                                               Chairman and       Services, Inc.,
                                               Chief              Mayer &
                                               Executive          Schweitzer,
                                               Officer,           Inc. (a
                                               Schwab (SIS)       securities
                                               Holdings,          brokerage
                                               Inc. I,            subsidiary of
                                               Schwab             The Charles
                                               International      Schwab
                                               Holdings,          Corporation),
                                               Inc.;              Performance
                                               Director,          Technologies,
                                               U.S. Trust         Inc.
                                               Corporation,       (technology
                                               United States      company),
                                               Trust Company      TrustMark,
                                               of New York.       Inc.; Director
                                                                  until July 2001, The
                                                                  Charles Schwab Trust
                                                                  Company; Director until
                                                                  March 2002, Audiobase,
                                                                  Inc. (full-service audio
                                                                  solutions for the
                                                                  Internet); Director
                                                                  until May 2002,
                                                                  Vodaphone AirTouch PLC
                                                                  (a telecommunications
                                                                  company); Co-Chief
                                                                  Executive Officer until
                                                                  May 2003, The Charles
                                                                  Schwab Corporation.




3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab and Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

DAWN LEPORE 3        Trustee     Trustee of    Vice Chairman      Director of
March 21, 1954                   The           - Technology,      Wal-Mart
                                 Charles       Operations,        Stores, Inc.
                                 Schwab        and                and eBay Inc.
                                 Family of     Administration
                                 Funds         of the
                                 since 2003.   Charles
                                               Schwab
                                               Corporation
                                               since July
                                               2002 and Vice
                                               Chairman -
                                               Technology
                                               and
                                               Administration
                                               of the
                                               Charles
                                               Schwab
                                               Corporation
                                               from October
                                               2001 to July
                                               2002. Ms.
                                               Lepore was
                                               Vice Chairman
                                               and Chief
                                               Information
                                               Officer of
                                               the Charles
                                               Schwab
                                               Corporation
                                               from 1999 to
                                               October 2001
                                               and Executive
                                               Vice
                                               President and
                                               Chief
                                               Information
                                               Officer of
                                               the Charles
                                               Schwab
                                               Corporation
                                               from 1993 to
                                               1999. Ms.
                                               Lepore joined
                                               Schwab in
                                               1983.

JEFFREY M.           Trustee     Trustee of    Executive          Trustee of the
LYONS 3                          The           Vice               Laudus Trust
February 22,                     Charles       President,         (investment
1955                             Schwab        Asset              company
                                 Family of     Management         consisting of
                                 Funds         Products &         11 portfolios)
                                 since 2002.   Services           and Laudus
                                               since              Insurance
                                               September          Variable
                                               2001, Charles      Insurance Trust
                                               Schwab & Co.,      (investment
                                               Inc.  Prior        company
                                               to September       consisting of
                                               2001, Mr.          one portfolio).
                                               Lyons was
                                               Executive
                                               Vice
                                               President,
                                               Mutual Funds,
                                               Charles
                                               Schwab & Co.,
                                               Inc.



3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab and Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

                                    OFFICERS


RANDALL W. MERK     President     Officer of   President and
July 25, 1954       and Chief     The Charles  Chief
                    Executive     Schwab       Executive
                    Officer       Family of    Officer,
                                  Funds since  Charles
                                  2002.        Schwab
                                               Investment
                                               Management,
                                               Inc. and
                                               Executive
                                               Vice
                                               President,
                                               Charles
                                               Schwab & Co.,
                                               Inc.
                                               Director,
                                               Charles
                                               Schwab Asset
                                               Management
                                               (Ireland)
                                               Limited;
                                               Director,
                                               Charles
                                               Schwab
                                               Worldwide
                                               Funds PLC.
                                               Prior to
                                               September
                                               2002, Mr.
                                               Merk was
                                               President and
                                               Chief
                                               Investment
                                               Officer,
                                               American
                                               Century
                                               Investment
                                               Management,
                                               and Director,
                                               American
                                               Century
                                               Companies,
                                               Inc. (June
                                               2001 to
                                               August 2002);
                                               Chief
                                               Investment
                                               Officer,
                                               Fixed Income,
                                               American
                                               Century
                                               Companies,
                                               Inc. (January
                                               1997 to June
                                               2001).

TAI-CHIN TUNG       Treasurer     Officer of   Senior Vice        Director,
March 7, 1951       and           The Charles  President and      Charles Schwab
                    Principal     Schwab       Chief              Asset
                    Financial     Family of    Financial          Management
                    Officer.      Funds since  Officer,           (Ireland)
                                  1996.        Charles            Limited and
                                               Schwab             Charles Schwab
                                               Investment         Worldwide Funds
                                               Management,        PLC.
                                               Inc.; Vice
                                               President,
                                               The Charles
                                               Schwab Trust
                                               Company.

STEPHEN B. WARD     Senior        Officer of   Director,
April 5, 1955       Vice          The Charles  Senior Vice
                    President     Schwab       President and
                    and Chief     Family of    Chief
                    Investment    Funds since  Investment
                    Officer.      1991.        Officer,
                                               Charles
                                               Schwab
                                               Investment
                                               Management,
                                               Inc.; Chief
                                               Investment
                                               Officer, The
                                               Charles
                                               Schwab Trust
                                               Company.

KOJI E. FELTON      Secretary     Officer of   Senior Vice
March 13, 1961                    The Charles  President,
                                  Schwab       Chief Counsel
                                  Family of    and Assistant
                                  Funds since  Corporate
                                  1998.        Secretary,
                                               Charles
                                               Schwab
                                               Investment
                                               Management,
                                               Inc.  Prior
                                               to June 1998,
                                               Mr. Felton
                                               was a Branch
                                               Chief in
                                               Enforcement
                                               at the U.S.
                                               Securities
                                               and Exchange
                                               Commission in
                                               San Francisco.

The continuation of each fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for each fund. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.


At the May 3, 2003, meeting, the Board of Trustees, including a majority of independent trustees, approved the funds' investment advisory and administration agreement with CSIM based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the agreement; (2) the funds' expenses under the agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.


First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.


Second, with respect to the funds' expenses under the agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to the funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The Board also considered information about average expense ratios of funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.


Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the Board of Trustees considered both risk and shareholder risk expectations for a given fund.


Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.



In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the agreement and concluded that the compensation under the agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.



[To come after 15c meeting in May.]


                               TRUSTEE COMMITTEES

The trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.


The trust has a Nominating Committee, that is comprised of all of the independent trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees.




The following table provides trustee compensation information as of December 31, 2003. Unless otherwise stated, information is for the fund complex. As of December 31, 2003, the fund complex consisted solely of the 49 series of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.



Name of Trustee                          ($)                         Pension or         ($)
                               Aggregate Compensation                Retirement        Total
                                      From the:                       Benefits      Compensation
                                                                     Accrued as      from Fund
                                                                    Part of Fund      Complex
                                                                      Expenses
                                        Schwab           Schwab
                                      Government          U.S.
                      Schwab Money    Money Fund        Treasury
                      Market Fund                      Money Fund
-----------------------------------------------------------------------------------------------
Charles R. Schwab              0            0              0              N/A                0

John Philip Coghlan 1          0            0              0              N/A                0

Dawn Lepore 2                  0            0              0              N/A                0

Jeffrey M. Lyons               0            0              0              N/A                0

Mariann Byerwalter       $24,030       $4,782         $5,195              N/A         $153,025

Donald F. Dorward        $24,030       $4,782         $5,195              N/A         $153,025

William A. Hasler        $24,030       $4,782         $5,195              N/A         $153,025

Robert G. Holmes         $24,030       $4,782         $5,195              N/A         $153,025

Gerald B. Smith          $24,030       $4,782         $5,195              N/A         $153,025

Donald R. Stephens       $24,030       $4,782         $5,195              N/A         $153,025

Michael W. Wilsey        $24,030       $4,782         $5,195              N/A         $153,025





1 Mr. Coghlan resigned from the board effective August 26, 2003.



2 Ms. Lepore was appointed to the board on August 26, 2003.

Name of Trustee                          ($)                          Pension or             ($)
                               Aggregate Compensation                 Retirement            Total
                                      From the:                        Benefits          Compensation
                                                                      Accrued as          from Fund
                                                                     Part of Fund          Complex
                         Schwab Value           Schwab                 Expenses
                        Advantage Money      Institutional
                             Fund           Advantage Money
                                                 Fund
---------------------------------------------------------------------------------------------------------
Charles R. Schwab                     0                     0                     N/A                   0

John Philip Coghlan 1                 0                     0                     N/A                   0

Dawn Lepore 2                         0                     0                     N/A                   0

Jeffrey M. Lyons                      0                     0                     N/A                   0

Mariann Byerwalter              $18,536                $3,908                     N/A            $153,025

Donald F. Dorward               $18,536                $3,908                     N/A            $153,025

William A. Hasler               $18,536                $3,908                     N/A            $153,025

Robert G. Holmes                $18,536                $3,908                     N/A            $153,025

Gerald B. Smith                 $18,536                $3,908                     N/A            $153,025

Donald R. Stephens              $18,536                $3,908                     N/A            $153,025

Michael W. Wilsey               $18,536                $3,908                     N/A            $153,025



   Name of Trustee                       ($)                          Pension or               ($)
                              Aggregate Compensation                  Retirement             Total
                                      From the:                        Benefits           Compensation
                                                                      Accrued as            from Fund
                                                                     Part of Fund            Complex
                        Schwab Retirement   Schwab Government          Expenses
                           Money Fund         Cash Reserves
---------------------------------------------------------------------------------------------------------
Charles R. Schwab                       0                   0                     N/A                   0

John Philip Coghlan 1                   0                   0                     N/A                   0

Dawn Lepore 2                           0                   0                     N/A                   0

Jeffrey M. Lyons                        0                   0                     N/A                   0

Mariann Byerwalter                 $3,789              $3,806                     N/A            $153,025

Donald F. Dorward                  $3,789              $3,806                     N/A            $153,025

William A. Hasler                  $3,789              $3,806                     N/A            $153,025

Robert G. Holmes                   $3,789              $3,806                     N/A            $153,025

Gerald B. Smith                    $3,789              $3,806                     N/A            $153,025

Donald R. Stephens                 $3,789              $3,806                     N/A            $153,025

Michael W. Wilsey                  $3,789              $3,806                     N/A            $153,025


----------

1 Mr. Coghlan resigned from the board effective August 26, 2003.



2 Ms. Lepore was appointed to the board on August 26, 2003.

   Name of Trustee                       ($)                    Estimated Pension or           ($)
                          Estimated Aggregate Compensation       Retirement Benefits     Estimated Total
                                      From the:                   Accrued as Part of       Compensation
                                                                    Fund Expenses           from Fund
                         Schwab Value           Schwab                                       Complex
                        Advantage Money      Institutional
                             Fund           Advantage Money
                                                 Fund
---------------------------------------------------------------------------------------------------------
Charles R. Schwab                       0                   0                     N/A                   0

John Philip Coghlan 1                   0                   0                     N/A                   0

Dawn Lepore 2                           0                   0                     N/A                   0

Jeffrey M. Lyons                        0                   0                     N/A                   0

Mariann Byerwalter                     $                   $                      N/A                  $

Donald F. Dorward                      $                   $                      N/A                  $

William A. Hasler                      $                   $                      N/A                  $

Robert G. Holmes                       $                   $                      N/A                  $

Gerald B. Smith                        $                   $                      N/A                  $

Donald R. Stephens                     $                   $                      N/A                  $

Michael W. Wilsey                      $                   $                      N/A                  $



The following chart provides each trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each trustee in the family of investment companies as of December 31, 2003.





   Name of Trustee                       Dollar Range of Trustee                   Aggregate Dollar Range Of
                                          Ownership of the Fund:                Trustee Ownership In the Family
                                                                                   of Investment Companies 3
                             Schwab              Schwab            Schwab
                        Money Market Fund   Government Money    U.S. Treasury
                                                  Fund           Money Fund
----------------------------------------------------------------------------------------------------------------
Charles R. Schwab                   $____              $____            $____                            $____
Dawn Lepore                         $____              $____            $____                            $____
Jeffrey M. Lyons                    $____              $____            $____                            $____
Mariann Byerwalter                  $____              $____            $____                            $____
Donald F. Dorward                   $____              $____            $____                            $____
William A. Hasler                   $____              $____            $____                            $____
Robert G. Holmes                    $____              $____            $____                            $____
Gerald B. Smith                     $____              $____            $____                            $____
Donald R. Stephens                  $____              $____            $____                            $____
Michael W. Wilsey                   $____              $____            $____                            $____


----------

3 As of December 31, 2003, the Family of Investment Companies included the 49 series of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.

   Name of Trustee                                Dollar Range of Trustee                               Aggregate
                                                   Ownership of the Fund:                             Dollar Range
                                                                                                       Of Trustee
                                                                                                      Ownership In
                        Schwab Retirement   Schwab Government    Schwab Value     Schwab Retirement   the Family of
                           Money Fund         Cash Reserves     Advantage Money    Advantage Money     Investment
                                                                     Fund               Fund           Companies 3
-------------------------------------------------------------------------------------------------------------------
Charles R. Schwab                   $____               $____             $____               $____           $____
Dawn Lepore                         $____               $____             $____               $____           $____
Jeffrey M. Lyons                    $____               $____             $____               $____           $____
Mariann Byerwalter                  $____               $____             $____               $____           $____
Donald F. Dorward                   $____               $____             $____               $____           $____
William A. Hasler                   $____               $____             $____               $____           $____
Robert G. Holmes                    $____               $____             $____               $____           $____
Gerald B. Smith                     $____               $____             $____               $____           $____
Donald R. Stephens                  $____               $____             $____               $____           $____
Michael W. Wilsey                   $____               $____             $____               $____           $____



3 As of December 31, 2003, the Family of Investment Companies included the 49 series of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.



                           DEFERRED COMPENSATION PLAN

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.


                                 CODE OF ETHICS



The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.



                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES



Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.



The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "SchwabFunds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various SchwabFunds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular SchwabFunds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.



To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.



PROXY VOTING POLICY



For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.



Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.



For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.



      Conflicts of Interest. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures.



      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:



      -     proxy statements and ballots written in a foreign language;



      -     untimely and/or inadequate notice of shareholder meetings;



      -     restrictions of foreigner's ability to exercise votes;



      -     requirements to vote proxies in person;



      - the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;



      - requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.



In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.



      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.



REPORTING AND RECORD RETENTION



CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.



CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.



PROXY COMMITTEE QUORUM

Attendance by four members (or their respective designates) constitutes a quorum.



ISS PROXY VOTING GUIDELINES SUMMARY



Following is a concise summary of ISS's current proxy voting policy guidelines.



1.    AUDITORS



Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:



-     Tenure of the audit firm



- Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price



-     Length of the rotation period advocated in the proposal



-     Significant audit-related issues



2.    BOARD OF DIRECTORS



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS\
Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:



- Insiders and affiliated outsiders on boards that are not at least majority independent



-     Directors who sit on more than six boards



- Compensation Committee members if there is a disconnect between the CEO's pay and performance



CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.



INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)



Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.



MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES



Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.



OPEN ACCESS (SHAREHOLDER RESOLUTION)



Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.



3.    SHAREHOLDER RIGHTS



SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



SUPERMAJORITY VOTE REQUIREMENTS



Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.



CUMULATIVE VOTING



Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.



CONFIDENTIAL VOTING



Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.



4.    PROXY CONTESTS



VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.



REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.



5.    POISON PILLS



Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.



6.    MERGERS AND CORPORATE RESTRUCTURINGS



Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.



7.    REINCORPORATION PROPOSALS



Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.



8.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION



Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.



Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.



Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.



DUAL-CLASS STOCK



Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:



      - It is intended for financing purposes with minimal or no dilution to current shareholders



      - It is not designed to preserve the voting power of an insider or significant shareholder



9.    EXECUTIVE AND DIRECTOR COMPENSATION



ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.



Vote AGAINST a plan if the cost exceeds the allowable cap.



Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:



- The plan expressly permits repricing without shareholder approval for listed companies; or



- There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.



MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS



Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:



-     Historic trading patterns



-     Rationale for the repricing



-     Value-for-value exchange



-     Option vesting



-     Term of the option



-     Exercise price



-     Participation



EMPLOYEE STOCK PURCHASE PLANS



Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.



Vote FOR employee stock purchase plans where all of the following apply:



-     Purchase price is at least 85 percent of fair market value



-     Offering period is 27 months or less, and



-     Potential voting power dilution (VPD) is 10 percent or less.



Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION



Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:



- Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards



- Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).



10.   SOCIAL AND ENVIRONMENTAL ISSUES



These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.



In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.



Vote:



-     FOR proposals for the company to amend its Equal Employment Opportunity
      (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.



- AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.



[THE SECTION BELOW WILL BE UPDATED]


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of ________, 2004, the officers and trustees of the trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of ________, 2004, the following represents persons or entities that owned more than 5% of the outstanding voting securities of any class of each fund:



                                                            ____%

                                                            ____%

                                                            ____%

                                                            ____%

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Schwab is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion but not exceeding $40 billion - 0.30%
More than $40 billion - 0.27%

For the period between April 30, 1999 and June 1, 2001, for its advisory services to the funds, the investment adviser was entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets of 0.38% of the first $1 billion, 0.35% over $1 billion but not exceeding $10 billion, 0.32% over $10 billion but not exceeding $20 billion, and 0.30% of such assets over $20 billion.


For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Value Advantage Money Fund paid investment advisory fees of $80,933,000 (fees were reduced by $58,666,000), $93,535,000 (fees were reduced by $39,489,000) and
$78,509,000 (fees were reduced by $37,912,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, the Schwab Money Market Fund paid investment advisory fees of $128,481,000 (fees were reduced by $16,521,000), $139,090,000 (fees were reduced by $15,808,000) and $143,227,000
(fees were reduced by $15,320,000), respectively.




For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Government Money Fund paid investment advisory fees of $7,598,000 (fees were reduced by $2,597,000), $8,859,000 (fees were reduced by $2,626,000) and $8,526,000 (fees were reduced by $2,533,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, U.S. Treasury Money Fund paid investment advisory fees of $5,565,000 (fees were reduced by $5,926,000), $7,311,000 (fees were reduced by $6,959,000) and $7,600,000 (fees were reduced by $7,178,000), respectively.




For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Retirement Advantage Money Fund paid investment advisory fees of $1,642,000 (fees were reduced by $1,227,000), $2,040,000 (fees were reduced by $1,101,000) and
$2,222,000 (fees were reduced by $1,128,000), respectively.

For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Retirement Money Fund paid investment advisory fees of $1,842,000 (fees were reduced by $0), $2,026,000 (fees were reduced by $0) and $2,263,000 (fees were reduced by $0), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Government Cash Reserves paid investment advisory fees of $649,000 (fees were reduced by $1,242,000), $1,281,000 (fees were reduced by $920,000) and $580,000 (fees were reduced by $1,855,000), respectively.



The investment adviser and Schwab have contractually agreed that, through April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Money Market Fund will not exceed 0.75% of the average daily net assets.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund will not exceed 0.75% and 0.65%, respectively of each fund's average daily net assets.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Retirement Advantage Money Fund will not exceed 0.50% of average daily net assets.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Value Advantage Money Fund
- Investor Shares will not exceed 0.45% of average daily net assets.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Institutional Shares and Select Shares(R) classes of Schwab Value Advantage Money Fund will not exceed 0.24% and 0.35%, respectively, of each class' average daily net assets.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Government Cash Reserves will not exceed 1.25% of the fund's average daily net assets.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 200_, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Cash Reserves, Schwab Advisor Cash Reserves - Sweep Shares and Schwab Cash Advisor Cash Reserves - Premier Sweep Shares will not exceed 0.69%, 0.69% and 0.59%, respectively, of the class'average daily net assets.


The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with the Schwab Government Cash Reserves, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Money Market Fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.25% of each fund's average daily net assets.


For the services performed as transfer agent under its contract with the Schwab Institutional Money Fund and Schwab Institutional Advantage Money Fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.05% of each fund's average daily net assets.



For the services performed as transfer agent under its contract with the Schwab Value Advantage Money Fund, Schwab is entitled to receive an annual fee from each of the Investor Shares, Select Shares(R) and Institutional Shares of the fund, payable monthly in the amount of 0.05% of the average daily net assets of each class.



For the services performed as transfer agent under its contract with the Schwab Cash Reserves and Schwab Advisor Cash Reserves - Sweep Shares and Premier Sweep Shares, Schwab is entitled to receive an annual fee from each share class of the fund, payable monthly in the amount of 0.25% of the average daily net assets of each class.


For the services performed as shareholder services agent under its contract with the Schwab Retirement Money Fund, Schwab Government Cash Reserves, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Money Market Fund, Schwab is entitled to receive an annual fee from each fund. The fee is payable monthly in the amount of 0.20% of the average daily net assets of each fund.


For the services performed as shareholder services agent under its contract with of the Schwab Retirement Advantage Money Fund, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.17% of the average daily net assets of each fund.



For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund, Schwab is entitled to receive an annual fee from each of the Investor Shares, Select Shares, and Institutional Shares of the fund, payable monthly in the amount of 0.17% of the average daily net assets of each class.



For the services performed as shareholder services agent under its contract with the Schwab Cash Reserves and Schwab Advisor Cash Reserves - Sweep Shares and Premier Sweep Shares, Schwab is entitled to receive an annual fee from each of the share class of the fund, payable monthly in the amount of 0.20% of the average daily net assets of each class.


                              TRANSACTION SERVICES



Pursuant to a Transaction Services Agreement, Schwab arranges for shareholders of Schwab Government Cash Reserves to have various manual and electronic means by which they can use their fund accounts to cover obligations incident to checking account, Automated Clearing House, automated teller machine and debit card transactions. For its services under the Transaction Services Agreement, Schwab receives transaction-based fees for which it bills the fund monthly. For the fiscal year ended December 31, 2003, Schwab received $3,525,000 as compensation under the Transaction Services Agreement.


                          CUSTODIAN AND FUND ACCOUNTANT


PFPC Trust Company, 8800 Tinicum Blvd., Third Floor, Suite 200, Philadelphia, PA 19153, serves as custodian for the funds, and PFPC, Inc., 103 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, PricewaterhouseCoopers, LLP, audits and reports on the annual financial statements of each series of the trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 2003, are included in the fund's annual report, which is a separate report supplied with the SAI.


                                 OTHER EXPENSES

The funds pay other expenses that typically are connected with the trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the trust on the basis of each fund's relative net assets at the time the expense is incurred.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.

                             PORTFOLIO TRANSACTIONS

Each of the funds paid no brokerage commissions during the last three fiscal years.

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.


The investment adviser may aggregate securities sales or purchases among two or more clients. Investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. It is investment adviser's policy, to the extent practicable, to allocate investment opportunities over a period of time on a fair and equitable basis relative to all clients.



In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.


                             REGULAR BROKER-DEALERS


Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended December 31, 2003, certain of the funds purchased securities issued by their respective regular broker-dealers, as indicated below:



SCHWAB MONEY MARKET FUND


                                                        Value of Fund's Holdings
   Regular Broker-Dealer                                 as of December 31, 2003
--------------------------------------------------------------------------------
Bank of America Securities                                        $1,632,627,000
Goldman Sachs                                                       $749,000,000
Morgan Stanley & Co.                                                $586,524,000
Credit Suisse First Boston                                          $445,000,000
Bear Stearns & Co.                                                  $427,585,000
J.P. Morgan/Chase Securities                                        $420,597,000

UBS Paine Webber                                                    $260,990,000


SCHWAB VALUE ADVANTAGE MONEY FUND


                                                        Value of Fund's Holdings
   Regular Broker-Dealer                                 as of December 31, 2003
--------------------------------------------------------------------------------
Bank of America Securities                                          $941,537,000
Morgan Stanley & Co.                                                $730,564,000
Goldman Sachs.                                                      $428,000,000
UBS Paine Webber                                                    $341,007,000
Credit Suisse First Boston                                          $283,000,000
J.P Morgan/Chase Securities                                         $276,779,000


SCHWAB RETIREMENT MONEY FUND


                                                        Value of Fund's Holdings
   Regular Broker-Dealer                                 as of December 31, 2003
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.                                        $34,994,000
Bank of America Securities                                           $21,960,000
Morgan Stanley & Co.                                                 $12,979,000
Goldman Sachs                                                         $7,000,000
J.P. Morgan/Chase Securities                                          $3,995,000
ING Baring (U.S.) Capital Markets                                     $2,994,000



SCHWAB RETIREMENT ADVANTAGE MONEY FUND



                                                        Value of Fund's Holdings
   Regular Broker-Dealer                                 as of December 31, 2003
--------------------------------------------------------------------------------
Citigroup Global Markets Inc.                                        $35,996,000
Bank of America Securities                                           $26,960,000
Morgan Stanley & Co.                                                 $10,985,000
Credit Suisse First Boston                                            $7,000,000
Goldman Sachs                                                         $7,000,000
J.P. Morgan/Chase Securities                                          $6,991,000



SCHWAB GOVERNMENT MONEY FUND
None

                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class' minimum initial investment, minimum additional investment and minimum balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings or graduation gifts.

The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                             SHAREHOLDER DOCUMENTS

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The following holiday closings are currently scheduled for 2004: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans' Day (observed), Thanksgiving Day and Christmas Day. On any day that the Fed, NYSE or principal government securities markets close early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.


As long as the funds or Schwab follows reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.




                         EXCHANGING SHARES OF THE FUNDS

Shares of any SchwabFund, including any class of shares, may be sold and the shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.

The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS


The discussion of federal income taxation presented below supplements the discussion in the funds' prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.



On each business day that the NAV of a fund is determined, such fund's net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.


The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from earnings received on direct investment on U.S. government securities, subject to certain restrictions. For example, some states do not extend this exemption to distributions paid to shareholders from earning on certain U.S. government agencies, such as Freddie Mac, Fannie Mae, or Sallie Mae.


A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.


Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.



The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more that one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sales of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for less than one year will generally be taxed at ordinary income rates.


Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS


Item 23. Financial Statements and Exhibits.

      (b)   Exhibits

      (a)   Articles of       Amended and Restated Agreement and Declaration of
            Incorporation     Trust, dated May 9, 1995, is incorporated by
                              reference to Exhibit (1), File No. 811-5954 of
                              Post-Effective Amendment No. 33 to Registrant's
                              Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

      (b)   By-laws           Amended and Restated By-Laws are incorporated by
                              reference to Exhibit (2), File No. 811-5954 of
                              Post-Effective Amendment No. 23 to Registrant's
                              Registration Statement on Form N-1A, was electronically filed on March 29, 1996.

      (c)   Instruments       (i)   Article III, Sections 4 and 5; Article IV,
            Defining                Section 1; Article V; Article VI, Section 2;
            Rights of               Article VIII, Section 4; and Article IX,
            Shareholders            Sections 1, 4 and 7 of the Agreement and
                                    Declaration of Trust are incorporated by reference to Exhibit (1), File 811-5954 above.

                              (ii) Article 9 and Article 11 of the By-Laws are incorporated by reference to Exhibit (2), File 811-5954 above.

      (d)   Investment        (i)   Investment Advisory and Administration
            Advisory                Agreement between Registrant and Charles
            Contracts               Schwab Investment Management, Inc. (the
                                    "Investment Adviser") with respect to Schwab
                                    Money Market Fund, Schwab Government Money
                                    Fund and Schwab Municipal Money Fund, dated
                                    April 30, 1999, is incorporated herein
                                    by reference to Exhibit (d) (i), File
                                    No. 811-5954 of Post-Effective Amendment
                                    No. 37 to Registrant's Registration
                                    Statement on Form N-1A, was electronically filed on April 27, 1999.

                              (ii) Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund is incorporated herein by reference to
                                    Exhibit 5(b), File No. 811-5954 of
                                    Post-Effective Amendment No. 27 to
                                    Registrant's Registration Statement of Form
                                    N-1A, was electronically filed on April 30, 1997.

                              (iii) Schedule B to the Investment Advisory and
                                    Administration Agreement between Registrant and the Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, is incorporated herein by reference to
                                    Exhibit 5(c), File No. 811-5954 of
                                    Post-Effective Amendment No. 27 to
                                    Registrant's Registration Statement on Form
                                    N-1A, was electronically filed on April 30, 1997.

                              (iv)  Investment Advisory and Administration
                                    Agreement between Registrant and the
                                    Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit
                                    (5)(d), File No. 811-5954 of Post-Effective
                                    Amendment No. 27 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on April 30, 1997.


                              (v) Schedule A to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v), File No. 811-5954 of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A, was electronically filed on May 8, 2003.


                              (vi) Schedule B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) to File No. 811-5954 of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 27, 1999.

                              (vii) Schedule C to the Investment Advisory and
                                    Administration Agreement between Registrant and the Investment Adviser with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund,(R) Schwab Retirement Money Fund,(R) and Schwab New York Municipal Money Fund, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(g), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement of Form N-1A, was electronically filed on April 30, 1997.


                             (viii) Schedule D to the Investment Advisory and
                                    Administration Agreement between Registrant and the Investment Adviser dated June 15, 1994, is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A, was electronically filed on May 8, 2003.

      (e)   Underwriting      (i)   Distribution Agreement between Registrant
            Contracts               and Charles Schwab & Co., Contracts Inc.
                                    ("Schwab"), dated June 15, 1994, is
                                    incorporated herein by reference to Exhibit
                                    (6)(a), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.


                              (ii) Schedule A to the Distribution Agreement between Registrant and Schwab is incorporated herein by reference to Exhibit
                                    (e)(ii), File No. 811-5954 of Post-Effective
                                    Amendment No. 52 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on May 8, 2003.


      (f)   Bonus or                Inapplicable.
            Profit Sharing
            Contracts


      (g)   Custodian         (i)   Custodian Services Agreement between
            Agreements              Registrant and PFPC Trust Company dated May
                                    22, 2002, is incorporated herein by
                                    reference to Exhibit (g)(i), File No.
                                    811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on
                                    December 15, 2002.

                              (ii)  Accounting Services Agreement between
                                    Registrant and PFPC Inc. dated May 22, 2002, is incorporated herein by reference to Exhibit (g)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on December 15, 2002.

                              (iii) Foreign Custody Agreement between Registrant
                                    and Schwab dated May 22, 2002, is
                                    incorporated herein by reference to Exhibit
                                    (a)(iii), File No. 811-5954 of
                                    Post-Effective Amendment No. 46, to
                                    Registrant's Registration Statement on Form
                                    N-1A, was electronically filed on December
                                    15, 2002.

                              (iv)  Amended and Restated Transfer Agency
                                    Agreement and Schedule B between Registrant and Schwab dated June 5, 1995, is incorporated herein by reference to Exhibit
                                    (8)(e), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed February 14, 1998.


                              (v) Schedule A and Schedule C to the Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit
                                    (g)(v), File No. 811-5954 of Post-Effective
                                    Amendment No. 52 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on May 8, 2003.

                              (vi)  Shareholder Service Agreement between
                                    Registrant and Schwab, dated May 1, 1993, is incorporated herein by reference to Exhibit
                                    (8)(h), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vii) Schedule B to the Shareholder Service
                                    Agreement between Registrant and Schwab
                                    referred to at Exhibit (8)(h) above is
                                    incorporated herein by reference to Exhibit
                                    (8)(i), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.


                              (viii) Schedules A and C to the Shareholder
                                    Service Agreement is incorporated herein by reference to Exhibit (g)(viii), File No. 811-5954 of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A, was electronically filed on May 8, 2003.


      (h)   Other Material          Inapplicable.
            Contracts


      (i)   Legal Opinion           Inapplicable.


      (j)   Other Opinion           Inapplicable.


      (k)   Omitted                 Inapplicable.
            Financial
            Statements


      (l)   Initial           (i)   Purchase Agreement between Registrant and
            Capital                 Schwab relating to the Schwab U.S. Treasury
            Agreements              Money Fund is incorporated herein by
                                    reference to Exhibit (13)(a), File No.
                                    811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on
                                    February 14, 1998.

                              (ii) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (iii) Purchase Agreement between Registrant and
                                    Schwab relating to the Schwab Retirement
                                    Money Fund(R) and the Schwab Institutional
                                    Advantage Money Fund(R) is incorporated
                                    herein by reference to Exhibit (13)(c), File
                                    No. 811-5954 of Post-Effective Amendment No.
                                    33 to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on
                                    February 14, 1998.

                              (iv) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated herein by reference to Exhibit (13)(d), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (v) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit
                                    (13)(e), File No. 811-5954 of Post-Effective
                                    Amendment No. 33 to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vi) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (vii) Purchase Agreement between Registrant and
                                    Schwab relating to the Schwab New York
                                    Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g), File No. 811-5954 to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                             (viii) Purchase Agreement between Registrant and
                                    Schwab relating to the Schwab Government
                                    Cash Reserves Fund is incorporated herein by reference to Exhibit (13)(h), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.

                              (ix) Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is incorporated herein by reference to Exhibit (13)(i), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (x) Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j), File No. 811-5954 of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.

                              (xi) Purchase Agreement between Registrant and Schwab relating to the Schwab Florida Municipal Money Fund is incorporated herein by reference to Exhibit (13)(k), File No. 811-5954 of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1999.

                              (xii) Purchase Agreement between Registrant and
                                    Schwab relating to the Schwab Value
                                    Advantage Money Fund - Institutional Shares is incorporated herein by reference to Exhibit (l)(xii), File No. 811-5954 of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                             (xiii) Purchase Agreement between Registrant and
                                    Schwab relating to the Schwab Value
                                    Advantage Money Fund - Select Shares(R) is incorporated herein by reference to Exhibit
                                    (l)(xiii), File No. 811-5954 of
                                    Post-Effective Amendment No. 49 to
                                    Registrant's Registration Statement on Form
                                    N-1A was electronically filed on February
                                    24, 2003.


                              (xiv) Purchase Agreement between Registrant and
                                    Schwab relating to the Schwab Massachusetts
                                    Municipal Money Fund is incorporated herein by reference to Exhibit (l)(xiv), File No. 811-5954 of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A, was electronically filed on May 8, 2003.



                              (xv) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund - Institutional Shares and Select Shares is electronically filed herewith as Exhibit (l)(xv), File No. 811-5954.


      (m)   Rule 12-b1
            Plan


      (n)   Financial               Inapplicable
            Data
            Schedules

      (o)   Rule 18f-3        (i)   Amended and Restated Multiple Class Plan and
            Plan                    Schedule A is incorporated herein by
                                    reference to Exhibit (o)(i), File No.
                                    811-5954 of Post-Effective Amendment No. 52, to Registrant's Registration Statement on
                                    Form N-1A, was electronically filed on May
                                    8, 2003.


      (p)   Power of          (i)   Power of Attorney executed by Mariann
            Attorney                Byerwalter, September 4, 2002, is
                                    incorporated herein by reference to Exhibit
                                    (p)(i), File No. 811-5954 of Post-Effective
                                    Amendment No. 46, to Registrant's
                                    Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (ii) Power of Attorney executed by William A. Hasler, September 4, 2002, is incorporated herein by reference to Exhibit (p)(ii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (iii) Power of Attorney executed by Donald F.
                                    Dorward, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (iv) Power of Attorney executed by Robert G. Holmes, September 4, 2002, is incorporated herein by reference to Exhibit (p)(iv), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (v) Power of Attorney executed by Donald R. Stephens, September 4, 2002, is incorporated herein by reference to Exhibit (p)(v), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (vi) Power of Attorney executed by Michael W. Wilsey, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (vii) Power of Attorney executed by Gerald B.
                                    Smith, September 4, 2002, is incorporated herein by reference to Exhibit (p)(vii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (viii) Power of Attorney executed by Charles R.
                                     Schwab, September 4, 2002, is incorporated herein by reference to Exhibit (p)(viii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.


                              (ix) Power of Attorney executed by Dawn Lepore, dated August 26, 2003, is electronically filed herein as Exhibit (p)(ix), File No. 811-5954.


                              (x) Power of Attorney executed by Randall W. Merk, September 4, 2002, is incorporated herein by reference to Exhibit (p)(x), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (xi) Power of Attorney executed by Jeffrey M. Lyons, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xi), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.

                              (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.




Item 24. Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager


Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to the Schwab Investments, Schwab Capital Trust, and the Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, and the Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, and an investment adviser to certain non-investment company clients.


The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.


Name and Position
with Registrant                  Name of Company                                   Capacity
----------------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman
Trustee and Chairman
                                 The Charles Schwab Bank, N.A.                     Chairman, Director

                                 The Charles Schwab Corporation                    Chairman;
                                                                                   Co-Chief Executive Officer until
                                                                                   May 2003

                                 Charles Schwab Investment Management, Inc.        Chairman

                                 Schwab Holdings, Inc.                             Chief Executive Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

Name and Position
with Registrant                  Name of Company                                   Capacity
----------------------------------------------------------------------------------------------------------------------------
                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Charles Schwab Holdings (UK)                      Chairman

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Siebel Systems                                    Director

                                 Stanford University                               Trustee

                                 The Gap, Inc.                                     Director until May 2004

                                 Xign, Inc.                                        Director until June 2003

                                 Audiobase, Inc.                                   Director until March 2002

                                 Vodaphone AirTouch PLC                            Director until May 2002

David S. Pottruck                Charles Schwab & Co., Inc.                        President and Chief Executive
                                                                                   Officer

                                 The Charles Schwab Corporation                    President and  Chief Executive
                                                                                   Officer;
                                                                                   Co-Chief Executive Officer until
                                                                                   May 2003.

                                 U.S. Trust Corporation                            Director

                                 United States Trust Company of New York           Director

                                 Schwab (SIS) Holdings, Inc. I                     President and Chief Operating
                                                                                   Officer

                                 Schwab Holdings, Inc.                             President and Chief Operating
                                                                                   Officer

                                 Schwab International Holdings, Inc.               President and Chief Operating
                                                                                   Officer

Dawn Lepore                      Charles Schwab & Co., Inc.                        Vice Chair - Technology,
Trustee                                                                            Operations, and Administration

Name and Position
with Registrant                  Name of Company                                   Capacity
----------------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab & Co., Inc.                        Vice Chair - Technology and
                                                                                   Administration (October
                                                                                   2001 to July 2002).

                                 Wal-Mart Stores, Inc.                             Director

                                 EBay, Inc.                                        Director

Jeffrey M. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Trustee                                                                            Management Products & Services.
                                                                                   Prior to September 2001, Mr.
                                                                                   Lyons was Executive Vice
                                                                                   President, Mutual Funds.

Randall W. Merk                  Charles Schwab & Co., Inc.                        Executive Vice President.  Prior
President and Chief                                                                to September 2002, Mr. Merk was
Executive Officer                                                                  President and Chief Investment
                                                                                   Officer, American Century
                                                                                   Investment Management and
                                                                                   Director, American Century
                                                                                   Companies, Inc. (June 2001 to
                                                                                   August 2002); Chief Investment
                                                                                   Officer, Fixed Income, American
                                                                                   Century Companies, Inc. (January
                                                                                   1997 to June 2001).

                                 Charles Schwab Investment Management, Inc.        President and Chief Executive
                                                                                   Officer

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversight and
                                                                                   Corporate Secretary

Name and Position
with Registrant                  Name of Company                                   Capacity
----------------------------------------------------------------------------------------------------------------------------
Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President Schwab Institutional
                                                                                   and Asset Management

Daniel O. Leemon                 Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Business Strategy

Mary McLeod                      Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

Deborah McWhinney                Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   President, Schwab
                                                                                   Institutional.  Prior to January
                                                                                   2001, President, Engage Media
                                                                                   Services Group (July 1999 until
                                                                                   January 2001).

Geoffrey J. Penney               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Information Officer

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Maurisa Sommerfield              Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Operations

William Atwell                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Client Sales and Services and
                                                                                   Schwab Bank

                                 The Charles Schwab Bank, N.A.                     Director

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

                                 The Charles Schwab Trust Company                  Vice President

                                 Charles Schwab Asset Management (Ireland)         Director
                                 Limited

                                 Charles Schwab Worldwide Funds PLC                Director

Name and Position
with Registrant                  Name of Company                                   Capacity
----------------------------------------------------------------------------------------------------------------------------
Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Director, Senior Vice President
Senior Vice President and                                                          and Chief Investment Officer
Chief Investment Officer
                                 The Charles Schwab Trust Company                  Chief Investment Officer



Item 27. Principal Underwriters.



      (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust, and the Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.



      (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.



      (c) Not applicable.

Item 27. Principal Underwriters.

      (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

      (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

      (c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California, 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor, Philadelphia, PA 19153 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Morgan Lewis Bockius, counsel to Registrant, 1701 Market Street, Philadelphia, PA 19103 (minute books, bylaws and declaration of trust).

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 53 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 23rd day of April, 2004.

                                 CHARLES SCHWAB FAMILY OF FUNDS
                                 Registrant

                                 Charles R. Schwab*
                                 ---------------------------------
                                 Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 23rd day of April, 2004.

Signature                                            Title
---------                                            ------
Charles R. Schwab*                                   Chairman and Trustee
-------------------------------
Charles R. Schwab

Randall W. Merk*                                     President and Chief Executive Officer
-------------------------------
Randall W. Merk

Dawn Lepore*                                         Trustee
-------------------------------
Dawn Lepore

Jeff Lyons*                                          Trustee
-------------------------------
Jeff Lyons

Mariann Byerwalter*                                  Trustee
-------------------------------
Mariann Byerwalter

Donald F. Dorward*                                   Trustee
-------------------------------
Donald F. Dorward

William A. Hasler*                                   Trustee
-------------------------------
William A. Hasler

Robert G. Holmes*                                    Trustee
-------------------------------
Robert G. Holmes

Gerald B. Smith*                                     Trustee
-------------------------------
Gerald B. Smith

Donald R. Stephens*                                  Trustee
-------------------------------
Donald R. Stephens

Michael W. Wilsey*                                   Trustee
-------------------------------
Michael W. Wilsey

Tai-Chin Tung*                                       Treasurer and Principal Financial Officer
-------------------------------
Tai-Chin Tung

*By: /s/ Timothy W. Levin
     ----------------------------------------
     Timothy W. Levin, Attorney-in-Fact
     Pursuant to Power of Attorney

                                  EXHIBIT INDEX

      EXH. NO.          DOCUMENT
      --------          --------
      (l)(xv)           Purchase Agreement
      (p)(ix)           Power of Attorney


16